Financial result - Schedule of Financial Result (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Interest Income	SFr 11.3	SFr 7.5	SFr 18.3	SFr 14.8
Financial income	11.3	7.5	18.3	14.8
Bank charges	(1.6)	(1.7)	(3.3)	(3.4)
Interest expenses leases	(6.4)	(5.9)	(12.5)	(9.9)
Interest expenses on employee benefits	(0.2)	(0.1)	(0.4)	(0.3)
Financial expenses	(8.3)	(7.7)	(16.3)	(13.6)
Foreign exchange gain / (loss)	3.3	(139.9)	2.9	(154.4)
Financial result	SFr 6.3	SFr (140.1)	SFr 4.9	SFr (153.2)